Reserves	12 Months Ended
Dec. 31, 2025
Disclosure Reserves Abstract
Reserves

17.	Reserves

(i)	Foreign currency translation reserve

Foreign currency translation reserve represents exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(ii)	Other reserve

Other reserve represents member’s deemed contribution arising from reorganization.

(iii)	Share-based payment reserve

The share option reserve comprises the fair value of share options granted which are yet to be exercised. The amount will either be transferred to the other reserves when the related options are exercised or be transferred to accumulated losses should the related options expire after the vesting period.